Share-Based Awards - Schedule of Share-Based Compensation Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 General and Administrative Expense [Member] USD ($)	Dec. 31, 2014 General and Administrative Expense [Member] CNY	Dec. 31, 2013 General and Administrative Expense [Member] CNY	Dec. 31, 2012 General and Administrative Expense [Member] CNY	Dec. 31, 2014 Selling Expenses [Member] USD ($)	Dec. 31, 2014 Selling Expenses [Member] CNY	Dec. 31, 2013 Selling Expenses [Member] CNY	Dec. 31, 2012 Selling Expenses [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 1,185	7,349	8,804	9,084	$ 1,065	6,605	6,541	6,776	$ 120	744	2,263	2,308